Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Principal Funds, Inc.
Entity Central Index Key	0000898745
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000131723
Shareholder Report [Line Items]
Fund Name	Blue Chip Fund
Class Name	Class A
Trading Symbol	PBLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.93%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
AssetsNet	$ 11,302,030,000
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	19.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$11,302,030 Total Number of Portfolio Holdings43 Portfolio Turnover Rate (annualized)19.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.93%
Investment Companies	0.05%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

C000131724
Shareholder Report [Line Items]
Fund Name	Blue Chip Fund
Class Name	Class C
Trading Symbol	PBLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.67%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.67%
AssetsNet	$ 11,302,030,000
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	19.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$11,302,030 Total Number of Portfolio Holdings43 Portfolio Turnover Rate (annualized)19.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.93%
Investment Companies	0.05%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

C000193661
Shareholder Report [Line Items]
Fund Name	Blue Chip Fund
Class Name	Class J
Trading Symbol	PBCJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$38	0.75%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 11,302,030,000
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	19.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$11,302,030 Total Number of Portfolio Holdings43 Portfolio Turnover Rate (annualized)19.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.93%
Investment Companies	0.05%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

C000115413
Shareholder Report [Line Items]
Fund Name	Blue Chip Fund
Class Name	Institutional
Trading Symbol	PBCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$34	0.66%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
AssetsNet	$ 11,302,030,000
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	19.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$11,302,030 Total Number of Portfolio Holdings43 Portfolio Turnover Rate (annualized)19.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.93%
Investment Companies	0.05%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

C000167694
Shareholder Report [Line Items]
Fund Name	Blue Chip Fund
Class Name	R-3
Trading Symbol	PGBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$58	1.13%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%
AssetsNet	$ 11,302,030,000
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	19.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$11,302,030 Total Number of Portfolio Holdings43 Portfolio Turnover Rate (annualized)19.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.93%
Investment Companies	0.05%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

C000167696
Shareholder Report [Line Items]
Fund Name	Blue Chip Fund
Class Name	R-5
Trading Symbol	PGBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$42	0.82%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
AssetsNet	$ 11,302,030,000
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	19.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$11,302,030 Total Number of Portfolio Holdings43 Portfolio Turnover Rate (annualized)19.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.93%
Investment Companies	0.05%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

C000176331
Shareholder Report [Line Items]
Fund Name	Blue Chip Fund
Class Name	R-6
Trading Symbol	PGBHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$29	0.57%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
AssetsNet	$ 11,302,030,000
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	19.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$11,302,030 Total Number of Portfolio Holdings43 Portfolio Turnover Rate (annualized)19.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.93%
Investment Companies	0.05%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

C000085837
Shareholder Report [Line Items]
Fund Name	Bond Market Index Fund
Class Name	Class J
Trading Symbol	PBIJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$23	0.47%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%
AssetsNet	$ 2,533,594,000
Holdings Count | Holding	3,625
InvestmentCompanyPortfolioTurnover	43.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,533,594 Total Number of Portfolio Holdings3,625 Portfolio Turnover Rate (annualized)43.3%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.52%
Bonds	27.37%
Investment Companies	4.50%
Municipal Bonds	0.12%
Other Assets and Liabilities	(2.51)%
Total Net Assets	100.00%

C000082026
Shareholder Report [Line Items]
Fund Name	Bond Market Index Fund
Class Name	Institutional
Trading Symbol	PNIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.13%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.13%
AssetsNet	$ 2,533,594,000
Holdings Count | Holding	3,625
InvestmentCompanyPortfolioTurnover	43.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,533,594 Total Number of Portfolio Holdings3,625 Portfolio Turnover Rate (annualized)43.3%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.52%
Bonds	27.37%
Investment Companies	4.50%
Municipal Bonds	0.12%
Other Assets and Liabilities	(2.51)%
Total Net Assets	100.00%

C000082029
Shareholder Report [Line Items]
Fund Name	Bond Market Index Fund
Class Name	R-3
Trading Symbol	PBOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 2,533,594,000
Holdings Count | Holding	3,625
InvestmentCompanyPortfolioTurnover	43.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,533,594 Total Number of Portfolio Holdings3,625 Portfolio Turnover Rate (annualized)43.3%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.52%
Bonds	27.37%
Investment Companies	4.50%
Municipal Bonds	0.12%
Other Assets and Liabilities	(2.51)%
Total Net Assets	100.00%

C000082031
Shareholder Report [Line Items]
Fund Name	Bond Market Index Fund
Class Name	R-5
Trading Symbol	PBIQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$19	0.39%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
AssetsNet	$ 2,533,594,000
Holdings Count | Holding	3,625
InvestmentCompanyPortfolioTurnover	43.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,533,594 Total Number of Portfolio Holdings3,625 Portfolio Turnover Rate (annualized)43.3%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.52%
Bonds	27.37%
Investment Companies	4.50%
Municipal Bonds	0.12%
Other Assets and Liabilities	(2.51)%
Total Net Assets	100.00%

C000129138
Shareholder Report [Line Items]
Fund Name	Capital Securities Fund
Class Name	Class S
Trading Symbol	PCSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Securities Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$0	0.00%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 1,181,924,000
Holdings Count | Holding	185
InvestmentCompanyPortfolioTurnover	16.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,181,924 Total Number of Portfolio Holdings185 Portfolio Turnover Rate (annualized)16.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	97.46%
Investment Companies	4.07%
Preferred Stocks	0.88%
Other Assets and Liabilities	(2.41)%
Total Net Assets	100.00%

C000085834
Shareholder Report [Line Items]
Fund Name	Diversified Real Asset Fund
Class Name	Class A
Trading Symbol	PRDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Real Asset Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.21%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.21%
AssetsNet	$ 2,442,278,000
Holdings Count | Holding	929
InvestmentCompanyPortfolioTurnover	80.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,442,278 Total Number of Portfolio Holdings929 Portfolio Turnover Rate (annualized)80.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	62.03%
U.S. Government & Government Agency Obligations	22.67%
Investment Companies	13.64%
Senior Floating Rate Interests	3.93%
Bonds	0.70%
Preferred Stocks	0.15%
Purchased Interest Rate Swaptions	0.00%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*	(3.12)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000085836
Shareholder Report [Line Items]
Fund Name	Diversified Real Asset Fund
Class Name	Institutional
Trading Symbol	PDRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Real Asset Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.84%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
AssetsNet	$ 2,442,278,000
Holdings Count | Holding	929
InvestmentCompanyPortfolioTurnover	80.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,442,278 Total Number of Portfolio Holdings929 Portfolio Turnover Rate (annualized)80.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	62.03%
U.S. Government & Government Agency Obligations	22.67%
Investment Companies	13.64%
Senior Floating Rate Interests	3.93%
Bonds	0.70%
Preferred Stocks	0.15%
Purchased Interest Rate Swaptions	0.00%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*	(3.12)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000167692
Shareholder Report [Line Items]
Fund Name	Diversified Real Asset Fund
Class Name	R-3
Trading Symbol	PGDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Real Asset Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$67	1.35%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.35%
AssetsNet	$ 2,442,278,000
Holdings Count | Holding	929
InvestmentCompanyPortfolioTurnover	80.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,442,278 Total Number of Portfolio Holdings929 Portfolio Turnover Rate (annualized)80.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	62.03%
U.S. Government & Government Agency Obligations	22.67%
Investment Companies	13.64%
Senior Floating Rate Interests	3.93%
Bonds	0.70%
Preferred Stocks	0.15%
Purchased Interest Rate Swaptions	0.00%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*	(3.12)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000150253
Shareholder Report [Line Items]
Fund Name	Diversified Real Asset Fund
Class Name	R-6
Trading Symbol	PDARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Real Asset Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$39	0.79%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
AssetsNet	$ 2,442,278,000
Holdings Count | Holding	929
InvestmentCompanyPortfolioTurnover	80.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,442,278 Total Number of Portfolio Holdings929 Portfolio Turnover Rate (annualized)80.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	62.03%
U.S. Government & Government Agency Obligations	22.67%
Investment Companies	13.64%
Senior Floating Rate Interests	3.93%
Bonds	0.70%
Preferred Stocks	0.15%
Purchased Interest Rate Swaptions	0.00%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*	(3.12)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000208088
Shareholder Report [Line Items]
Fund Name	Edge MidCap Fund
Class Name	Class A
Trading Symbol	PEMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Edge MidCap Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.10%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
AssetsNet	$ 70,110,000
Holdings Count | Holding	48
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$70,110 Total Number of Portfolio Holdings48 Portfolio Turnover Rate (annualized)29.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.07%
Investment Companies	1.76%
Other Assets and Liabilities	0.17%
Total Net Assets	100.00%

C000156764
Shareholder Report [Line Items]
Fund Name	Edge MidCap Fund
Class Name	Institutional
Trading Symbol	PEDGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Edge MidCap Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$38	0.77%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
AssetsNet	$ 70,110,000
Holdings Count | Holding	48
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$70,110 Total Number of Portfolio Holdings48 Portfolio Turnover Rate (annualized)29.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.07%
Investment Companies	1.76%
Other Assets and Liabilities	0.17%
Total Net Assets	100.00%

C000176334
Shareholder Report [Line Items]
Fund Name	Edge MidCap Fund
Class Name	R-6
Trading Symbol	PEDMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Edge MidCap Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$33	0.67%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
AssetsNet	$ 70,110,000
Holdings Count | Holding	48
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$70,110 Total Number of Portfolio Holdings48 Portfolio Turnover Rate (annualized)29.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.07%
Investment Companies	1.76%
Other Assets and Liabilities	0.17%
Total Net Assets	100.00%

C000104712
Shareholder Report [Line Items]
Fund Name	Global Multi-Strategy Fund
Class Name	Class A
Trading Symbol	PMSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Multi-Strategy Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	1.85%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.85%
AssetsNet	$ 427,816,000
Holdings Count | Holding	1,779
InvestmentCompanyPortfolioTurnover	131.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$427,816 Total Number of Portfolio Holdings1,779 Portfolio Turnover Rate (annualized)131.9%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	35.27%
Bonds	34.40%
Investment Companies	22.81%
U.S. Government & Government Agency Obligations	2.72%
Convertible Bonds	0.41%
Senior Floating Rate Interests	0.20%
Purchased Options	0.07%
Convertible Preferred Stocks	0.06%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	4.06%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

C000104714
Shareholder Report [Line Items]
Fund Name	Global Multi-Strategy Fund
Class Name	Institutional
Trading Symbol	PSMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Multi-Strategy Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$73	1.45%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.45%
AssetsNet	$ 427,816,000
Holdings Count | Holding	1,779
InvestmentCompanyPortfolioTurnover	131.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$427,816 Total Number of Portfolio Holdings1,779 Portfolio Turnover Rate (annualized)131.9%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	35.27%
Bonds	34.40%
Investment Companies	22.81%
U.S. Government & Government Agency Obligations	2.72%
Convertible Bonds	0.41%
Senior Floating Rate Interests	0.20%
Purchased Options	0.07%
Convertible Preferred Stocks	0.06%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	4.06%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

C000190071
Shareholder Report [Line Items]
Fund Name	Global Multi-Strategy Fund
Class Name	R-6
Trading Symbol	PGLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Multi-Strategy Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$69	1.37%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.37%
AssetsNet	$ 427,816,000
Holdings Count | Holding	1,779
InvestmentCompanyPortfolioTurnover	131.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$427,816 Total Number of Portfolio Holdings1,779 Portfolio Turnover Rate (annualized)131.9%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	35.27%
Bonds	34.40%
Investment Companies	22.81%
U.S. Government & Government Agency Obligations	2.72%
Convertible Bonds	0.41%
Senior Floating Rate Interests	0.20%
Purchased Options	0.07%
Convertible Preferred Stocks	0.06%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	4.06%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

C000237990
Shareholder Report [Line Items]
Fund Name	Global Sustainable Listed Infrastructure Fund
Class Name	Institutional
Trading Symbol	PGSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Sustainable Listed Infrastructure Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$43	0.88%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%
AssetsNet	$ 19,395,000
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	45.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$19,395 Total Number of Portfolio Holdings35 Portfolio Turnover Rate (annualized)45.2%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.28%
Investment Companies	2.68%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

C000082035
Shareholder Report [Line Items]
Fund Name	International Equity Index Fund
Class Name	Institutional
Trading Symbol	PIDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.31%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.31%
AssetsNet	$ 1,105,319,000
Holdings Count | Holding	697
InvestmentCompanyPortfolioTurnover	25.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,105,319 Total Number of Portfolio Holdings697 Portfolio Turnover Rate (annualized)25.9%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.25%
Investment Companies	3.37%
Preferred Stocks	0.34%
Other Assets and LiabilitiesFootnote Reference*	0.04%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000082032
Shareholder Report [Line Items]
Fund Name	International Equity Index Fund
Class Name	R-3
Trading Symbol	PIIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$44	0.88%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
AssetsNet	$ 1,105,319,000
Holdings Count | Holding	697
InvestmentCompanyPortfolioTurnover	25.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,105,319 Total Number of Portfolio Holdings697 Portfolio Turnover Rate (annualized)25.9%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.25%
Investment Companies	3.37%
Preferred Stocks	0.34%
Other Assets and LiabilitiesFootnote Reference*	0.04%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000082034
Shareholder Report [Line Items]
Fund Name	International Equity Index Fund
Class Name	R-5
Trading Symbol	PIIQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$28	0.57%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
AssetsNet	$ 1,105,319,000
Holdings Count | Holding	697
InvestmentCompanyPortfolioTurnover	25.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,105,319 Total Number of Portfolio Holdings697 Portfolio Turnover Rate (annualized)25.9%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.25%
Investment Companies	3.37%
Preferred Stocks	0.34%
Other Assets and LiabilitiesFootnote Reference*	0.04%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000176329
Shareholder Report [Line Items]
Fund Name	International Equity Index Fund
Class Name	R-6
Trading Symbol	PFIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$14	0.29%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%
AssetsNet	$ 1,105,319,000
Holdings Count | Holding	697
InvestmentCompanyPortfolioTurnover	25.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,105,319 Total Number of Portfolio Holdings697 Portfolio Turnover Rate (annualized)25.9%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.25%
Investment Companies	3.37%
Preferred Stocks	0.34%
Other Assets and LiabilitiesFootnote Reference*	0.04%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000150254
Shareholder Report [Line Items]
Fund Name	International Small Company Fund
Class Name	Institutional
Trading Symbol	PISMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Small Company Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$53	1.08%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.08%
AssetsNet	$ 432,757,000
Holdings Count | Holding	134
InvestmentCompanyPortfolioTurnover	38.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$432,757 Total Number of Portfolio Holdings134 Portfolio Turnover Rate (annualized)38.4%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.29%
Investment Companies	1.05%
Other Assets and Liabilities	(0.34)%
Total Net Assets	100.00%

C000176332
Shareholder Report [Line Items]
Fund Name	International Small Company Fund
Class Name	R-6
Trading Symbol	PFISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Small Company Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$50	1.03%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.03%
AssetsNet	$ 432,757,000
Holdings Count | Holding	134
InvestmentCompanyPortfolioTurnover	38.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$432,757 Total Number of Portfolio Holdings134 Portfolio Turnover Rate (annualized)38.4%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.29%
Investment Companies	1.05%
Other Assets and Liabilities	(0.34)%
Total Net Assets	100.00%

C000115414
Shareholder Report [Line Items]
Fund Name	Opportunistic Municipal Fund
Class Name	Class A
Trading Symbol	PMOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Opportunistic Municipal Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.07%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.07%
AssetsNet	$ 182,529,000
Holdings Count | Holding	147
InvestmentCompanyPortfolioTurnover	71.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$182,529 Total Number of Portfolio Holdings147 Portfolio Turnover Rate (annualized)71.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	109.38%
Investment Companies	0.39%
Other Assets and LiabilitiesFootnote Reference*	(9.77)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

C000153266
Shareholder Report [Line Items]
Fund Name	Opportunistic Municipal Fund
Class Name	Institutional
Trading Symbol	POMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Opportunistic Municipal Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40	0.79%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
AssetsNet	$ 182,529,000
Holdings Count | Holding	147
InvestmentCompanyPortfolioTurnover	71.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$182,529 Total Number of Portfolio Holdings147 Portfolio Turnover Rate (annualized)71.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	109.38%
Investment Companies	0.39%
Other Assets and LiabilitiesFootnote Reference*	(9.77)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

C000101659
Shareholder Report [Line Items]
Fund Name	Small-MidCap Dividend Income Fund
Class Name	Class A
Trading Symbol	PMDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.12%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%
AssetsNet	$ 1,672,280,000
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	20.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,672,280 Total Number of Portfolio Holdings73 Portfolio Turnover Rate (annualized)20.8%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.56%
Investment Companies	1.53%
Other Assets and Liabilities	(0.09)%
Total Net Assets	100.00%

C000115416
Shareholder Report [Line Items]
Fund Name	Small-MidCap Dividend Income Fund
Class Name	Class C
Trading Symbol	PMDDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.87%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.87%
AssetsNet	$ 1,672,280,000
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	20.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,672,280 Total Number of Portfolio Holdings73 Portfolio Turnover Rate (annualized)20.8%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.56%
Investment Companies	1.53%
Other Assets and Liabilities	(0.09)%
Total Net Assets	100.00%

C000101661
Shareholder Report [Line Items]
Fund Name	Small-MidCap Dividend Income Fund
Class Name	Institutional
Trading Symbol	PMDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
AssetsNet	$ 1,672,280,000
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	20.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,672,280 Total Number of Portfolio Holdings73 Portfolio Turnover Rate (annualized)20.8%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.56%
Investment Companies	1.53%
Other Assets and Liabilities	(0.09)%
Total Net Assets	100.00%

C000176330
Shareholder Report [Line Items]
Fund Name	Small-MidCap Dividend Income Fund
Class Name	R-6
Trading Symbol	PMDHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$38	0.77%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
AssetsNet	$ 1,672,280,000
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	20.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,672,280 Total Number of Portfolio Holdings73 Portfolio Turnover Rate (annualized)20.8%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.56%
Investment Companies	1.53%
Other Assets and Liabilities	(0.09)%
Total Net Assets	100.00%

C000019597
Shareholder Report [Line Items]
Fund Name	Spectrum Preferred and Capital Securities Income Fund
Class Name	Class A
Trading Symbol	PPSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
AssetsNet	$ 5,940,886,000
Holdings Count | Holding	336
InvestmentCompanyPortfolioTurnover	28.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,940,886 Total Number of Portfolio Holdings336 Portfolio Turnover Rate (annualized)28.9%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	89.94%
Preferred Stocks	7.62%
Investment Companies	4.23%
Convertible Preferred Stocks	0.05%
Other Assets and Liabilities	(1.84)%
Total Net Assets	100.00%

C000038790
Shareholder Report [Line Items]
Fund Name	Spectrum Preferred and Capital Securities Income Fund
Class Name	Class C
Trading Symbol	PRFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.82%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.82%
AssetsNet	$ 5,940,886,000
Holdings Count | Holding	336
InvestmentCompanyPortfolioTurnover	28.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,940,886 Total Number of Portfolio Holdings336 Portfolio Turnover Rate (annualized)28.9%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	89.94%
Preferred Stocks	7.62%
Investment Companies	4.23%
Convertible Preferred Stocks	0.05%
Other Assets and Liabilities	(1.84)%
Total Net Assets	100.00%

C000019596
Shareholder Report [Line Items]
Fund Name	Spectrum Preferred and Capital Securities Income Fund
Class Name	Class J
Trading Symbol	PPSJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$50	1.00%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
AssetsNet	$ 5,940,886,000
Holdings Count | Holding	336
InvestmentCompanyPortfolioTurnover	28.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,940,886 Total Number of Portfolio Holdings336 Portfolio Turnover Rate (annualized)28.9%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	89.94%
Preferred Stocks	7.62%
Investment Companies	4.23%
Convertible Preferred Stocks	0.05%
Other Assets and Liabilities	(1.84)%
Total Net Assets	100.00%

C000019595
Shareholder Report [Line Items]
Fund Name	Spectrum Preferred and Capital Securities Income Fund
Class Name	Institutional
Trading Symbol	PPSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40	0.80%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
AssetsNet	$ 5,940,886,000
Holdings Count | Holding	336
InvestmentCompanyPortfolioTurnover	28.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,940,886 Total Number of Portfolio Holdings336 Portfolio Turnover Rate (annualized)28.9%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	89.94%
Preferred Stocks	7.62%
Investment Companies	4.23%
Convertible Preferred Stocks	0.05%
Other Assets and Liabilities	(1.84)%
Total Net Assets	100.00%

C000019591
Shareholder Report [Line Items]
Fund Name	Spectrum Preferred and Capital Securities Income Fund
Class Name	R-3
Trading Symbol	PNARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$64	1.27%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.27%
AssetsNet	$ 5,940,886,000
Holdings Count | Holding	336
InvestmentCompanyPortfolioTurnover	28.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,940,886 Total Number of Portfolio Holdings336 Portfolio Turnover Rate (annualized)28.9%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	89.94%
Preferred Stocks	7.62%
Investment Companies	4.23%
Convertible Preferred Stocks	0.05%
Other Assets and Liabilities	(1.84)%
Total Net Assets	100.00%

C000019592
Shareholder Report [Line Items]
Fund Name	Spectrum Preferred and Capital Securities Income Fund
Class Name	R-5
Trading Symbol	PPARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$48	0.96%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
AssetsNet	$ 5,940,886,000
Holdings Count | Holding	336
InvestmentCompanyPortfolioTurnover	28.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,940,886 Total Number of Portfolio Holdings336 Portfolio Turnover Rate (annualized)28.9%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	89.94%
Preferred Stocks	7.62%
Investment Companies	4.23%
Convertible Preferred Stocks	0.05%
Other Assets and Liabilities	(1.84)%
Total Net Assets	100.00%

C000176328
Shareholder Report [Line Items]
Fund Name	Spectrum Preferred and Capital Securities Income Fund
Class Name	R-6
Trading Symbol	PPREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 5,940,886,000
Holdings Count | Holding	336
InvestmentCompanyPortfolioTurnover	28.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,940,886 Total Number of Portfolio Holdings336 Portfolio Turnover Rate (annualized)28.9%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	89.94%
Preferred Stocks	7.62%
Investment Companies	4.23%
Convertible Preferred Stocks	0.05%
Other Assets and Liabilities	(1.84)%
Total Net Assets	100.00%